Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Greater China Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Class A
Trading Symbol	NGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 84	1.49% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 47,154,617
Holdings Count | Holdings	54
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 47,154,617
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tencent Holdings Ltd.	16.2%
Alibaba Group Holding Ltd.	9.7%
Xiaomi Corp.	5.7%
China Construction Bank Corp., Class H	4.6%
PDD Holdings, Inc., ADR	4.4%
BYD Co., Ltd., Class H	4.2%
Meituan, Class B	3.8%
Trip.com Group Ltd., ADR	3.5%
China Merchants Bank Co., Ltd., Class H	2.8%
NetEase, Inc.	2.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Tencent Holdings Ltd.	16.2%
Alibaba Group Holding Ltd.	9.7%
Xiaomi Corp.	5.7%
China Construction Bank Corp., Class H	4.6%
PDD Holdings, Inc., ADR	4.4%
BYD Co., Ltd., Class H	4.2%
Meituan, Class B	3.8%
Trip.com Group Ltd., ADR	3.5%
China Merchants Bank Co., Ltd., Class H	2.8%
NetEase, Inc.	2.7%

Columbia Greater China Fund Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Institutional Class
Trading Symbol	LNGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 70	1.24% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 47,154,617
Holdings Count | Holdings	54
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 47,154,617
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tencent Holdings Ltd.	16.2%
Alibaba Group Holding Ltd.	9.7%
Xiaomi Corp.	5.7%
China Construction Bank Corp., Class H	4.6%
PDD Holdings, Inc., ADR	4.4%
BYD Co., Ltd., Class H	4.2%
Meituan, Class B	3.8%
Trip.com Group Ltd., ADR	3.5%
China Merchants Bank Co., Ltd., Class H	2.8%
NetEase, Inc.	2.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Tencent Holdings Ltd.	16.2%
Alibaba Group Holding Ltd.	9.7%
Xiaomi Corp.	5.7%
China Construction Bank Corp., Class H	4.6%
PDD Holdings, Inc., ADR	4.4%
BYD Co., Ltd., Class H	4.2%
Meituan, Class B	3.8%
Trip.com Group Ltd., ADR	3.5%
China Merchants Bank Co., Ltd., Class H	2.8%
NetEase, Inc.	2.7%

Columbia Greater China Fund Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Greater China Fund
Class Name	Institutional 3 Class
Trading Symbol	CGCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 62	1.09% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 47,154,617
Holdings Count | Holdings	54
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 47,154,617
Total number of portfolio holdings	54
Portfolio turnover for the reporting period	20%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tencent Holdings Ltd.	16.2%
Alibaba Group Holding Ltd.	9.7%
Xiaomi Corp.	5.7%
China Construction Bank Corp., Class H	4.6%
PDD Holdings, Inc., ADR	4.4%
BYD Co., Ltd., Class H	4.2%
Meituan, Class B	3.8%
Trip.com Group Ltd., ADR	3.5%
China Merchants Bank Co., Ltd., Class H	2.8%
NetEase, Inc.	2.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Tencent Holdings Ltd.	16.2%
Alibaba Group Holding Ltd.	9.7%
Xiaomi Corp.	5.7%
China Construction Bank Corp., Class H	4.6%
PDD Holdings, Inc., ADR	4.4%
BYD Co., Ltd., Class H	4.2%
Meituan, Class B	3.8%
Trip.com Group Ltd., ADR	3.5%
China Merchants Bank Co., Ltd., Class H	2.8%
NetEase, Inc.	2.7%

[1]	Annualized.